TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016

Beginning balance	$13,217	$12,306
Additions for prior year tax positions	290	911
Decrease for prior year tax positions	(1,245)	-
Additions for current year tax positions	-	-
Decreases relating to the settlement with tax authorities	(10,728)	-

Ending balance	$1,534	$13,217

Summary of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current taxes	$5,561	$4,338	$5,082
Deferred taxes	91	(2,687)	215

	$5,652	$1,651	$5,297

Domestic	$238	$283	$3,084
Foreign	5,414	1,368	2,213

	$5,652	$1,651	$5,297

	Year ended December 31,
	2017	2016	2015
Domestic taxes:

Current taxes	$238	$494	$2,715
Deferred taxes	-	(211)	369

	238	283	3,084
Foreign taxes:

Current taxes	5,323	3,844	2,367
Deferred taxes	91	(2,476)	(154)

	5,414	1,368	2,213

	$5,652	$1,651	$5,297

Significant Components of Deferred Tax Liabilities and Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016

Carryforward tax losses	$8,280	$2,210
Deferred revenues	6,598	5,764
Temporary differences	5,216	5,881
Unrealized losses on marketable securities	132	7
Intangible assets	-	36

Deferred tax assets before valuation allowance	20,226	13,898
Valuation allowance	(5,121)	(1,495)

Net deferred tax asset	15,105	12,403

Intangible assets, including goodwill	(5,646)	(2,997)
Depreciable assets	(2,008)	(1,989)

Deferred tax liability	(7,654)	(4,986)

Net deferred tax assets	$7,451	$7,417

The net change in the total valuation allowance for the year ended December 31, 2017 was mainly relates to the losses carryforwards of the Israeli subsidiaries that the Company concluded that it is not more likely than not that the net deferred tax assets will be realized and therefore a valuation allowance has been recorded against these assets.

	December 31,
	2017	2016

Domestic deferred tax asset, net	$1,359	$1,233
Foreign deferred tax asset, net	6,092	6,184

	$7,451	$7,417

Reconciliation Between Theoretical and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2017	2016	2015

Income (loss) before taxes, as reported in the consolidated statements of income	$(1,841)	$(7,008)	$23,866

Statutory tax rate	24%	25%	26.5%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(442)	$(1,752)	$6,324
Tax adjustment in respect of different tax rate of foreign subsidiary	334	427	622
Non-deductible expenses and other permanent differences	375	200	322
Deferred taxes on losses for which valuation allowance was provided, net	1,288	463	377
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(709)	-	(555)
Stock compensation relating to stock options per ASC No. 718	1,976	1,342	1,186
Income taxes in respect of prior years	(1,038)	-	-
Change of Federal tax rate	3,249	-	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	347	916	(3,047)
Other	272	55	68

Actual tax expense	$5,652	$1,651	$5,297

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.03	$0.07

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.03	$0.06

Schedule of Income Before Income Taxes
Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(5,918)	$(11,475)	$20,247
Foreign	4,077	4,467	3,619

Income (loss) before income taxes	$(1,841)	$(7,008)	$23,866